L25-Q1

Quarterly Report
July 31, 2025
MFS®  Lifetime®  2025 Fund

Portfolio of Investments
7/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 99.9%
Bond Funds – 69.8%
MFS Emerging Markets Debt Fund - Class R6	285,582	$3,501,230
MFS Emerging Markets Debt Local Currency Fund - Class R6	608,680	3,463,389
MFS Global Opportunistic Bond Fund - Class R6	2,885,889	23,635,432
MFS Government Securities Fund - Class R6	3,738,170	32,036,119
MFS High Income Fund - Class R6	2,238,909	6,985,397
MFS Inflation-Adjusted Bond Fund - Class R6	3,684,411	33,601,823
MFS Limited Maturity Fund - Class R6	11,305,712	66,364,530
MFS Total Return Bond Fund - Class R6	6,857,849	65,218,146
		$234,806,066
International Equity Funds – 5.5%
MFS Blended Research International Equity Fund - Class R6	590,470	$9,305,813
MFS International Growth Fund - Class R6	39,807	1,879,704
MFS International Intrinsic Value Fund - Class R6	44,216	1,880,505
MFS Research International Fund - Class R6	217,808	5,473,509
		$18,539,531
Non-Traditional Funds – 3.9%
MFS Commodity Strategy Fund - Class R6	1,753,221	$6,592,110
MFS Global Real Estate Fund - Class R6	406,800	6,582,027
		$13,174,137
U.S. Equity Funds – 18.7%
MFS Blended Research Core Equity Fund - Class R6	141,531	$5,566,423
MFS Blended Research Growth Equity Fund - Class R6	202,347	5,586,799
MFS Blended Research Mid Cap Equity Fund - Class R6	681,387	10,132,223
MFS Blended Research Small Cap Equity Fund - Class R6	229,478	3,309,065
MFS Blended Research Value Equity Fund - Class R6	411,375	6,771,238
MFS Growth Fund - Class R6	25,341	5,630,225
MFS Mid Cap Growth Fund - Class R6	150,038	5,107,301
MFS Mid Cap Value Fund - Class R6	155,763	5,057,636
MFS New Discovery Fund - Class R6 (a)	51,020	1,653,056
MFS New Discovery Value Fund - Class R6	96,384	1,655,874
MFS Research Fund - Class R6	90,018	5,578,380
MFS Value Fund - Class R6	132,490	6,737,129
		$62,785,349
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 4.35% (v)	6,799,607	$6,799,607
Total Mutual Funds		$336,104,690

Other Assets, Less Liabilities – 0.1%		246,817
Net Assets – 100.0%		$336,351,507

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $336,104,690.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an

Supplemental Information (unaudited) – continued
investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Investment Companies	$336,104,690	$—	$—	$336,104,690
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ financial statements for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended July 31, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$6,054,762	$26,388	$1,328,844	$344,217	$469,900	$5,566,423
MFS Blended Research Growth Equity Fund	6,094,278	37,563	1,654,042	586,551	522,449	5,586,799
MFS Blended Research International Equity Fund	9,397,490	199,312	1,256,090	387,973	577,128	9,305,813
MFS Blended Research Mid Cap Equity Fund	10,878,858	110,775	2,046,991	212,378	977,203	10,132,223
MFS Blended Research Small Cap Equity Fund	3,492,814	75,991	668,927	9,372	399,815	3,309,065
MFS Blended Research Value Equity Fund	7,337,216	39,651	1,180,340	253,938	320,773	6,771,238
MFS Commodity Strategy Fund	6,786,060	275,694	649,726	(3,582)	183,664	6,592,110
MFS Emerging Markets Debt Fund	3,816,210	51,802	477,911	(64,199)	175,328	3,501,230
MFS Emerging Markets Debt Local Currency Fund	3,879,050	39,208	543,627	(39,861)	128,619	3,463,389
MFS Global Opportunistic Bond Fund	24,545,457	365,906	1,330,617	(108,031)	162,717	23,635,432
MFS Global Real Estate Fund	7,064,758	140,125	709,927	41,681	45,390	6,582,027
MFS Government Securities Fund	33,291,501	640,102	1,547,547	(216,778)	(131,159)	32,036,119
MFS Growth Fund	6,088,938	137,109	1,596,593	599,690	401,081	5,630,225
MFS High Income Fund	7,638,526	159,435	982,042	(46,435)	215,913	6,985,397
MFS Inflation-Adjusted Bond Fund	34,981,787	842,445	1,808,359	(229,604)	(184,446)	33,601,823
MFS Institutional Money Market Portfolio	8,694,934	2,125,752	4,021,102	(337)	360	6,799,607
MFS International Growth Fund	1,938,547	63,959	227,737	80,123	24,812	1,879,704
MFS International Intrinsic Value Fund	1,937,387	44,734	228,649	62,624	64,409	1,880,505
MFS Limited Maturity Fund	66,547,868	1,870,324	1,939,049	(31,687)	(82,926)	66,364,530
MFS Mid Cap Growth Fund	5,507,248	41,718	1,080,015	374,283	264,067	5,107,301
MFS Mid Cap Value Fund	5,399,525	56,164	872,487	74,920	399,514	5,057,636
MFS New Discovery Fund	1,771,550	25,980	345,542	39,180	161,888	1,653,056
MFS New Discovery Value Fund	1,739,411	89,104	261,084	5,440	83,003	1,655,874
MFS Research Fund	6,055,708	26,271	1,304,607	408,244	392,764	5,578,380
MFS Research International Fund	5,489,624	228,088	490,059	125,555	120,301	5,473,509
MFS Total Return Bond Fund	66,478,927	1,574,687	2,761,842	(346,705)	273,079	65,218,146
MFS Value Fund	7,332,608	68,863	985,807	347,045	(25,580)	6,737,129
	$350,241,042	$9,357,150	$32,299,563	$2,865,995	$5,940,066	$336,104,690

Supplemental Information (unaudited) – continued

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	40,263	—
MFS Emerging Markets Debt Local Currency Fund	21,519	—
MFS Global Opportunistic Bond Fund	213,835	—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	313,940	—
MFS Growth Fund	—	102,926
MFS High Income Fund	116,441	—
MFS Inflation-Adjusted Bond Fund	522,457	—
MFS Institutional Money Market Portfolio	80,312	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS Limited Maturity Fund	754,989	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	4,486	51,476
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	719,179	—
MFS Value Fund	35,463	—
	$2,822,884	$154,402